Revaluation loss (gain) (Tables)	12 Months Ended
Dec. 31, 2025
Revaluation loss (gain) [Abstract]
Summary of Revaluation loss (gain)

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Revaluation gain on derivative financial liabilities	—	(35)	(379)
Realized loss on investment portfolio and marketable securities	508	20	340
Unrealized loss (gain) on investment portfolio and marketable securities	1,903	(209)	(9,659)
Unrealized (gain) loss on debentures	(1,345)	(364)	32
Realized foreign exchange (gain) loss	(4)	34	46
Unrealized foreign exchange gain	(1,067)	(768)	(8)
Total	(5)	(1,322)	(9,628)